Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
									Value of Initial Fixed $100
									Investment Based On:(4)
					Average
	Summary	Summary			Summary		Average				Net
	Compensation	Compensation	Compensation	Compensation	Compensation		Compensation			Peer Group	Income	Absolute
	Table	Table	Actually	Actually	Table Total		Actually Paid		Total	Total	(Loss)	Adjusted
	Total for	Total for PEO	Paid to PEO	Paid to PEO	for Non-PEO		to Non-PEO		Shareholder	Shareholder	(in	Earnings (Loss)
	PEO (Kirby)	(Munoz)	(Kirby)	(Munoz)	NEOs		NEOs		Return	Return	millions)	Per Share
Year(1)	($)(2)	($)(2)	($)(3)	($)(3)	($)(2)		($)(3)		($)	($)(5)	($)	($)(6)

2024	33,924,988	N/A	96,724,681	N/A	14,012,053		30,524,710		110.23	62.66	3,149	10.61
2023	18,573,299	N/A	23,055,816	N/A	7,471,150	(7)	8,328,720	(7)	46.84	62.69	2,618	10.05
2022	9,796,602	N/A	9,915,781	N/A	2,942,377		3,414,487		42.80	48.50	737	2.52
2021	9,845,064	N/A	11,099,444	N/A	3,220,759		4,011,244		49.70	74.47	(1,964)	(13.94)
2020	8,891,854	12,098,693	(3,452,005)	5,522,588	4,516,414		2,597,497		49.10	75.79	(7,069)	(27.57)
(1)	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:

2024: Scott Kirby served as the Company's PEO for the entirety of 2024 and the Company's other NEOs were: Michael Leskinen, Brett Hart, Torbjorn Enqvist and Andrew Nocella.

2023: Scott Kirby served as the Company's PEO for the entirety of 2023 and the Company's other NEOs were: Michael Leskinen, Brett Hart, Torbjorn Enqvist, Linda Jojo, Gerald Laderman and Gregory Hart.

2022: Scott Kirby served as the Company’s PEO for the entirety of 2022 and the Company’s other NEOs were: Brett Hart, Gregory Hart, Gerald Laderman and Linda Jojo.

2021: Scott Kirby served as the Company’s PEO for the entirety of 2021 and the Company’s other NEOs were: Brett Hart, Gerald Laderman, Linda Jojo and Andrew Nocella.

2020: Scott Kirby was promoted to the role of PEO on May 20, 2020, the date of the Company’s 2020 annual meeting of stockholders. Oscar Munoz served as the Company’s PEO during 2020 up until May 20, 2020, and then transitioned to the role of Executive Chairman of the Board. The Company’s other NEOs for 2020 were: Brett Hart, Gerald Laderman, Linda Jojo and Andrew Nocella.

(2)

Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Messrs. Kirby and Munoz and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO NEOs for the applicable year.

(3)

To calculate the compensation actually paid (“CAP”) as required under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for each person who served as PEO during the covered period and for the average of the non-PEO NEOs is set forth following the footnotes to this table.

(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)

The TSR Peer Group consists of the NYSE Arca Airline Index, an independently prepared index that includes companies in the airline industry and which is used for the stock performance graph in the Company’s 2024 Annual Report on Form 10-K.

(6)

The Committee selected absolute Adjusted EPS as its Company-Selected Measure, because, in the Company’s assessment, it represents the most important financial performance measure used by the Company to link compensation actually paid to the NEOs for 2024 to Company performance. Adjusted EPS is a measure that is not calculated in accordance with GAAP. Please refer to Appendix A for a definition and a reconciliation of Adjusted EPS to the most directly comparable GAAP financial measure.

(7)

The amounts shown for 2023 for the Average Summary Compensation Table Total for Non-PEO NEOs and Average CAP Paid to Non-PEOs for 2023 have been updated from the amounts reported in the 2023 Pay Versus Performance disclosure to reflect a reduction in Mr. Leskinen’s 2023 compensation of $266,638, representing the portion of his 2023 compensation attributable to the inadvertent inclusion of a portion of his September 2023 promotional PBRSU award, which was not actually granted for purposes of FASB ASC Topic 718 until 2024.

Company Selected Measure Name	absolute Adjusted EPS
Named Executive Officers, Footnote

Pay Versus Performance
									Value of Initial Fixed $100
									Investment Based On:(4)
					Average
	Summary	Summary			Summary		Average				Net
	Compensation	Compensation	Compensation	Compensation	Compensation		Compensation			Peer Group	Income	Absolute
	Table	Table	Actually	Actually	Table Total		Actually Paid		Total	Total	(Loss)	Adjusted
	Total for	Total for PEO	Paid to PEO	Paid to PEO	for Non-PEO		to Non-PEO		Shareholder	Shareholder	(in	Earnings (Loss)
	PEO (Kirby)	(Munoz)	(Kirby)	(Munoz)	NEOs		NEOs		Return	Return	millions)	Per Share
Year(1)	($)(2)	($)(2)	($)(3)	($)(3)	($)(2)		($)(3)		($)	($)(5)	($)	($)(6)

2024	33,924,988	N/A	96,724,681	N/A	14,012,053		30,524,710		110.23	62.66	3,149	10.61
2023	18,573,299	N/A	23,055,816	N/A	7,471,150	(7)	8,328,720	(7)	46.84	62.69	2,618	10.05
2022	9,796,602	N/A	9,915,781	N/A	2,942,377		3,414,487		42.80	48.50	737	2.52
2021	9,845,064	N/A	11,099,444	N/A	3,220,759		4,011,244		49.70	74.47	(1,964)	(13.94)
2020	8,891,854	12,098,693	(3,452,005)	5,522,588	4,516,414		2,597,497		49.10	75.79	(7,069)	(27.57)
(1)	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:

2024: Scott Kirby served as the Company's PEO for the entirety of 2024 and the Company's other NEOs were: Michael Leskinen, Brett Hart, Torbjorn Enqvist and Andrew Nocella.

2023: Scott Kirby served as the Company's PEO for the entirety of 2023 and the Company's other NEOs were: Michael Leskinen, Brett Hart, Torbjorn Enqvist, Linda Jojo, Gerald Laderman and Gregory Hart.

2022: Scott Kirby served as the Company’s PEO for the entirety of 2022 and the Company’s other NEOs were: Brett Hart, Gregory Hart, Gerald Laderman and Linda Jojo.

2021: Scott Kirby served as the Company’s PEO for the entirety of 2021 and the Company’s other NEOs were: Brett Hart, Gerald Laderman, Linda Jojo and Andrew Nocella.

2020: Scott Kirby was promoted to the role of PEO on May 20, 2020, the date of the Company’s 2020 annual meeting of stockholders. Oscar Munoz served as the Company’s PEO during 2020 up until May 20, 2020, and then transitioned to the role of Executive Chairman of the Board. The Company’s other NEOs for 2020 were: Brett Hart, Gerald Laderman, Linda Jojo and Andrew Nocella.

Peer Group Issuers, Footnote
(5)

The TSR Peer Group consists of the NYSE Arca Airline Index, an independently prepared index that includes companies in the airline industry and which is used for the stock performance graph in the Company’s 2024 Annual Report on Form 10-K.

Adjustment To PEO Compensation, Footnote

CAP Adjustments—PEO—Scott Kirby
						Plus/(Minus)	Minus
						Change in Fair	Fair Value as of
						Value as of Vesting	Prior Fiscal Year-
			Plus	Plus/(Minus)		Date of Option and	End of Option and
			Fair Value at Fiscal	Change in Fair	Plus	Stock Awards	Stock Awards
		Minus	Year-End of	Value of	Fair Value at	Granted in Prior	Granted in Prior
		Grant Date Fair	Outstanding and	Outstanding and	Vesting of Option	Years for which	Fiscal Years that
	Summary	Value of Option	Unvested Option	Unvested Option	and Stock Awards	Applicable Vesting	Failed to Meet
	Compensation	and Stock Awards	and Stock Awards	and Stock Awards	Granted in Fiscal	Conditions Were	Applicable Vesting	Equals
	Table	Granted in Fiscal	Granted in Fiscal	Granted in Prior	Year that Vested	Satisfied During	Conditions During	Compensation
	Total	Year	Year	Fiscal Years	During Fiscal Year	Fiscal Year	Fiscal Year	Actually Paid
Year	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)

2024	33,924,988	24,405,267	49,608,142	23,013,181	6,328,122	8,255,515	-	96,724,681
2023	18,573,299	10,705,744	12,465,603	794,170	-	1,928,488	-	23,055,816
2022	9,796,602	8,666,624	10,244,183	(1,072,561)	-	(385,819)	-	9,915,781
2021	9,845,064	8,729,907	3,741,920	(117,988)	5,656,806	703,549	-	11,099,444
2020	8,891,854	8,585,093	7,317,424	(8,660,954)	-	(2,415,236)	-	(3,452,005)

CAP Adjustments—PEO—Oscar Munoz
						Plus/(Minus)	Minus
						Change in Fair	Fair Value as of
						Value as of Vesting	Prior Fiscal Year-
			Plus	Plus/(Minus)		Date of Option and	End of Option and
			Fair Value at Fiscal	Change in Fair	Plus	Stock Awards	Stock Awards
		Minus	Year-End of	Value of	Fair Value at	Granted in Prior	Granted in Prior
		Grant Date Fair	Outstanding and	Outstanding and	Vesting of Option	Years for which	Fiscal Years that
	Summary	Value of Option	Unvested Option	Unvested Option	and Stock Awards	Applicable Vesting	Failed to Meet
	Compensation	and Stock Awards	and Stock Awards	and Stock Awards	Granted in Fiscal	Conditions Were	Applicable Vesting	Equals
	Table	Granted in Fiscal	Granted in Fiscal	Granted in Prior	Year that Vested	Satisfied During	Conditions During	Compensation
	Total	Year	Year	Fiscal Years	During Fiscal Year	Fiscal Year	Fiscal Year	Actually Paid
Year	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)

2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	12,098,693	10,500,146	5,821,450	(405,696)	-	(1,491,713)	-	5,522,588

Non-PEO NEO Average Total Compensation Amount	$ 14,012,053	$ 7,471,150	$ 2,942,377	$ 3,220,759	$ 4,516,414
Non-PEO NEO Average Compensation Actually Paid Amount	$ 30,524,710	8,328,720	3,414,487	4,011,244	2,597,497
Adjustment to Non-PEO NEO Compensation Footnote
(7)

The amounts shown for 2023 for the Average Summary Compensation Table Total for Non-PEO NEOs and Average CAP Paid to Non-PEOs for 2023 have been updated from the amounts reported in the 2023 Pay Versus Performance disclosure to reflect a reduction in Mr. Leskinen’s 2023 compensation of $266,638, representing the portion of his 2023 compensation attributable to the inadvertent inclusion of a portion of his September 2023 promotional PBRSU award, which was not actually granted for purposes of FASB ASC Topic 718 until 2024.

CAP Adjustments—Other Non-PEO NEOs (Average)(h)
Minus
Fair Value
						Plus/(Minus)	as of
						Change in Fair	Prior Fiscal
						Value as of	Year-End
						Vesting Date of	of Option
						Option	and Stock
				Plus/(Minus)		and Stock	Awards
			Plus	Change in Fair		Awards	Granted in	Minus
		Minus	Fair Value at	Value of	Plus	Granted	Prior Fiscal	Change in
		Grant Date	Fiscal Year-	Outstanding	Fair Value at	in Prior	Years	Accumulated
		Fair	End of	and	Vesting of	Years for	that Failed	Benefits	Plus Service
		Value of	Outstanding	Unvested	Option and	which Applicable	to Meet	Under	Costs Under
		Option	and Unvested	Option and	Stock Awards	Vesting	Applicable	Defined	Defined
	Summary	and Stock	Option and	Stock Awards	Granted in	Conditions	Vesting	Benefit and	Benefit and
	Compensation	Awards	Stock Awards	Granted	Fiscal Year that	Were	Conditions	Actuarial	Actuarial	Equals
	Table	Granted in	Granted in	in Prior	Vested During	Satisfied During	During	Pension	Pension	Compensation
	Total	Fiscal Year	Fiscal Year	Fiscal Years	Fiscal Year	Fiscal Year	Fiscal Year	Plans	Plans	Actually Paid
Year	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)(i)	($)(j)	($)

2024	14,012,053	8,585,643	17,741,183	3,340,899	1,782,557	2,233,661	-	-	-	30,524,710
2023	7,471,150	3,119,691	3,611,298	10,359	-	362,371	-	6,767	-	8,328,720	(k)
2022	2,942,377	2,072,759	2,399,624	(135,765)	-	281,010	-	-	-	3,414,487
2021	3,220,759	2,412,489	912,342	28,094	1,881,136	381,402	-	-	-	4,011,244
2020	4,516,414	3,918,816	2,676,364	(212,449)	-	(461,712)	-	2,304	-	2,597,497
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)

Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)

Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)

Represents the fair value at vesting of the option and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)

Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)

Represents the fair value as of the last day of the prior fiscal year of the option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	See footnote 1 to the Pay Versus Performance table for a list of the NEOs included in the average for each indicated fiscal year.
(i)

Represents the change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(j)

Represents the sum of the actuarial present value of the benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(k)

The amounts shown for 2023 for the CAP adjustments for Average CAP Paid to Non-PEOs for 2023 have been updated from the amounts reported in the 2023 Pay Versus Performance disclosure to reflect a reduction in Mr. Leskinen’s 2023 compensation of $266,638, representing the portion of his 2023 compensation attributable to the inadvertent inclusion of a portion of his September 2023 promotional PBRSU award, which was not actually granted for purposes of FASB ASC Topic 718 until 2024.

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. Difference between Company and Peer TSR
Compensation Actually Paid vs. Net Income	CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Absolute Adjusted EPS
Total Shareholder Return Vs Peer Group	CAP vs. Difference between Company and Peer TSR
Tabular List, Table

2024 Most Important Financial Measures (unranked)(1)

●	Absolute Adjusted EPS (which was included in the tranche 3 of the 2022 Performance-Based RSUs, tranche 2 of the 2023 Performance-Based RSUs and tranche 1 of the 2024 Performance-Based RSUs and the Retention LTI Awards);
●	Relative Adjusted Pre-tax Margin (which was included in tranche 3 of the 2022 Performance-Based RSU awards, tranche 2 of the 2023 Performance-Based RSU awards and tranche 1 of the 2024 Performance-Based RSUs, and the Retention LTI Awards);
●	Liquidity hurdle (which was included in the Performance-Based RSUs and is measured at the end of the three-year performance period);
●	Adjusted EBITDA Margin (which was the financial metric used in our 2024 STI awards, measured based on full-year 2024 results relative to industry peers); and
●	Relative TSR modifier (which was included in the 2024 Performance-Based RSUs and measured over a three-year performance period).

____________________________________________

(1)	Absolute Adjusted EPS, Relative Adjusted Pre-Tax Margin and Adjusted EBITDA Margin relative to industry peers are non-GAAP financial measures.
(a)	Please refer to Appendix A for a definition and a reconciliation of Adjusted EPS to the most directly comparable GAAP financial measure.
(b)

Relative Adjusted Pre-tax Margin is measured by comparing our Pre-tax Margin against performance of selected industry peers. Please refer to Appendix A for a definition and a reconciliation of Adjusted Pre-tax Margin to the most directly comparable GAAP financial measure.

(c)

Adjusted EBITDA is calculated as EBITDA (earnings before interest, taxes, depreciation and amortization) excluding operating and nonoperating special charges (credits) and unrealized (gains) losses on investments, and, as applicable, adjusted for refinery and fuel hedges. Adjusted EBITDA Margin is calculated as Adjusted EBITDA divided by operating revenue. Industry Adjusted EBITDA Margin is calculated to reflect the difference between our Adjusted EBITDA Margin relative to the revenue weighted average of our industry peers (excluding United) during 2024.

Total Shareholder Return Amount	$ 110.23	46.84	42.8	49.7	49.1
Peer Group Total Shareholder Return Amount	62.66	62.69	48.5	74.47	75.79
Net Income (Loss)	$ 3,149,000,000	$ 2,618,000,000	$ 737,000,000	$ (1,964,000,000)	$ (7,069,000,000)
Company Selected Measure Amount	10.61	10.05	2.52	(13.94)	(27.57)
PEO Name	Scott Kirby
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute Adjusted EPS
Non-GAAP Measure Description
(6)

The Committee selected absolute Adjusted EPS as its Company-Selected Measure, because, in the Company’s assessment, it represents the most important financial performance measure used by the Company to link compensation actually paid to the NEOs for 2024 to Company performance. Adjusted EPS is a measure that is not calculated in accordance with GAAP. Please refer to Appendix A for a definition and a reconciliation of Adjusted EPS to the most directly comparable GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Adjusted Pre-tax Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Liquidity hurdle
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR modifier
Scott Kirby
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 33,924,988	$ 18,573,299	$ 9,796,602	$ 9,845,064	$ 8,891,854
PEO Actually Paid Compensation Amount	96,724,681	23,055,816	9,915,781	11,099,444	(3,452,005)
Oscar Munoz
Pay vs Performance Disclosure
PEO Total Compensation Amount					12,098,693
PEO Actually Paid Compensation Amount					5,522,588
PEO | Scott Kirby | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,405,267)	(10,705,744)	(8,666,624)	(8,729,907)	(8,585,093)
PEO | Scott Kirby | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,608,142	12,465,603	10,244,183	3,741,920	7,317,424
PEO | Scott Kirby | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,013,181	794,170	(1,072,561)	(117,988)	(8,660,954)
PEO | Scott Kirby | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,328,122			5,656,806
PEO | Scott Kirby | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,255,515	1,928,488	(385,819)	703,549	(2,415,236)
PEO | Oscar Munoz | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(10,500,146)
PEO | Oscar Munoz | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,821,450
PEO | Oscar Munoz | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(405,696)
PEO | Oscar Munoz | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,491,713)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,767)			(2,304)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,585,643)	(3,119,691)	(2,072,759)	(2,412,489)	(3,918,816)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,741,183	3,611,298	2,399,624	912,342	2,676,364
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,340,899	10,359	(135,765)	28,094	(212,449)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,782,557			1,881,136
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,233,661	$ 362,371	$ 281,010	$ 381,402	$ (461,712)